Subsequent events (Details)	Dec. 31, 2024
Ambipar Response Espírito Santo S.A.
Disclosure of non-adjusting events after reporting period [line items]
Percentage of Acquired Companies Held by Founding Partners as of the Closing Date	3000.00%
Ambipar Response Remediation S.A.
Disclosure of non-adjusting events after reporting period [line items]
Percentage of Acquired Companies Held by Founding Partners as of the Closing Date	4900.00%
Ambipar Response Emergency Medical Services R S/A [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of Acquired Companies Held by Founding Partners as of the Closing Date	3000.00%
Ambipar Response Emergency Medical Services H S/A [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of Acquired Companies Held by Founding Partners as of the Closing Date	3000.00%
Ambipar Response Emergency Medical Services S S/A [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of Acquired Companies Held by Founding Partners as of the Closing Date	3000.00%
JM Serviços Integrados SA [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of Acquired Companies Held by Founding Partners as of the Closing Date	3000.00%
Ambipar Response Tank Cleaning S/A
Disclosure of non-adjusting events after reporting period [line items]
Percentage of Acquired Companies Held by Founding Partners as of the Closing Date	4900.00%
Ambipar Response Industrial Services S.A.
Disclosure of non-adjusting events after reporting period [line items]
Percentage of Acquired Companies Held by Founding Partners as of the Closing Date	4900.00%
Ambipar Response Dracares Apoio Marítimo e Portuário S.A. [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of Acquired Companies Held by Founding Partners as of the Closing Date	4900.00%
Ambipar Response Marine S.A.
Disclosure of non-adjusting events after reporting period [line items]
Percentage of Acquired Companies Held by Founding Partners as of the Closing Date	1000.00%
Ambipar Response Maritime Services PDA S.A.
Disclosure of non-adjusting events after reporting period [line items]
Percentage of Acquired Companies Held by Founding Partners as of the Closing Date	4000.00%
Terra Drone Brasil Serviços de Engenharia Ltda [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of Acquired Companies Held by Founding Partners as of the Closing Date	4900.00%